PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Schedule of Asset Acquisitions (Details) - Brookfield Renewable and Institutional Partners $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) MW
China, Distributed energy & storage, 540 MW
Disclosure of operating segments [line items]
Capacity | MW	540
Amount recognized in Property, Plant and Equipment | $	$ 269
Brookfield Renewable Economic Interest	25.00%
U.S., Distributed energy & storage, 147 MW
Disclosure of operating segments [line items]
Capacity | MW	147
Amount recognized in Property, Plant and Equipment | $	$ 136
Brookfield Renewable Economic Interest	25.00%
Europe, Distributed energy & storage, 200 MW
Disclosure of operating segments [line items]
Capacity | MW	200
Amount recognized in Property, Plant and Equipment | $	$ 136
Brookfield Renewable Economic Interest	20.00%
China, Wind & Utility-scale solar, 330 MW
Disclosure of operating segments [line items]
Capacity | MW	330
Amount recognized in Property, Plant and Equipment | $	$ 68
Brookfield Renewable Economic Interest	20.00%
U.S., Utility-scale solar, 300 MW
Disclosure of operating segments [line items]
Capacity | MW	300
Amount recognized in Property, Plant and Equipment | $	$ 66
Brookfield Renewable Economic Interest	20.00%
U.S., Distributed energy & storage, 86 MW
Disclosure of operating segments [line items]
Capacity | MW	86
Amount recognized in Property, Plant and Equipment | $	$ 50
Brookfield Renewable Economic Interest	20.00%
U.S., Utility-scale solar & storage, 725 MW
Disclosure of operating segments [line items]
Capacity | MW	725
Amount recognized in Property, Plant and Equipment | $	$ 47
Brookfield Renewable Economic Interest	58.00%
South Korea, Utility-scale solar & Distributed generation, 41 MW
Disclosure of operating segments [line items]
Capacity | MW	41
Amount recognized in Property, Plant and Equipment | $	$ 42
Brookfield Renewable Economic Interest	28.00%
U.S., Utility-scale solar, 177 MW
Disclosure of operating segments [line items]
Capacity | MW	177
Amount recognized in Property, Plant and Equipment | $	$ 23
Brookfield Renewable Economic Interest	20.00%
South Korea, Utility-scale solar, 39 MW
Disclosure of operating segments [line items]
Capacity | MW	39
Amount recognized in Property, Plant and Equipment | $	$ 23
Brookfield Renewable Economic Interest	28.00%
U.K., Wind, 28 MW
Disclosure of operating segments [line items]
Capacity | MW	28
Amount recognized in Property, Plant and Equipment | $	$ 21
Brookfield Renewable Economic Interest	26.00%
China, Wind, 90 MW
Disclosure of operating segments [line items]
Capacity | MW	90
Amount recognized in Property, Plant and Equipment | $	$ 19
Brookfield Renewable Economic Interest	20.00%